Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Formation and operating costs	$ 498,752	$ 789	$ 1,895	$ 1,299,800	$ 235,267
Operating loss	(498,752)	(789)	(1,895)	(1,299,800)	(235,267)
Interest income on assets held in Trust	105,113			109,567
Change in fair value of derivative liability				76,588	5,433
Total other income	105,113			186,155
Total other expense					5,433
Net loss	$ (393,639)	$ (789)	$ (1,895)	$ (1,113,645)	$ (240,700)
Class A Common Stock
Common Stock – Weighted average shares outstanding, basic and diluted (in Shares)	8,087,431			8,079,936	216,404
Common Stock – Basic and diluted net loss per common share (in Dollars per share)	$ (0.04)			$ (0.11)	$ (0.12)
Class B Common Stock
Common Stock – Weighted average shares outstanding, basic and diluted (in Shares)	1,941,790	1,875,000	1,875,000	1,939,935	1,875,000 [1]
Common Stock – Basic and diluted net loss per common share (in Dollars per share)	$ (0.04)	$ 0	$ 0	$ (0.11)	$ (0.12)

[1]	Excludes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).